NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2024
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (“NAT”) was formed on June 12, 1995, under the laws of the Islands of Bermuda. The Company’s shares trade under the symbol “NAT” on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering out double-hull tankers.

The Company is an international tanker company that has a fleet of 20 Suezmax tankers as of December 31, 2024. In 2023, the Company acquired one 2016-built vessel, to its fleet. No changes to the fleet have occurred in 2024. The vessels in the fleet are considered homogeneous and interchangeable as they have approximately the same freight capacity and ability to transport the same type of cargo. The fleet of 20 Suezmax tankers are predominantly employed in the spot market, with some vessels chartered out on longer term time charter contracts. The two vessels built in 2022 are chartered out on six-year time charter agreements that expire in 2028, one vessel built in 2016 is chartered out on a five-year contract that commenced in late 2024 and one 2018-built vessel is chartered out on a two-year contract that also commenced in late 2024. Occasionally the Company also charters out vessels on shorter-term time-charter agreements.

The Company’s Fleet

The Company’s fleet as of December 31, 2024, consists of 20 Suezmax crude oil tankers of which the vast majority have been built in Korea.

Vessel	Built in	Deadweight Tons
Nordic Apollo	2003	159,998
Nordic Pollux	2003	150,103
Nordic Castor	2004	150,249
Nordic Luna	2004	150,037
Nordic Freedom	2005	159,331
Nordic Skier	2005	159,089
Nordic Sprinter	2005	159,089
Nordic Cross	2010	158,475
Nordic Light	2010	158,475
Nordic Vega	2010	163,940
Nordic Breeze	2011	158,597
Nordic Zenith	2011	158,645
Nordic Hawk	2016	158,594
Nordic Star	2016	157,738
Nordic Space	2017	157,582
Nordic Aquarius	2018	157,338
Nordic Cygnus	2018	157,526
Nordic Tellus	2018	157,407
Nordic Harrier	2022	157,094
Nordic Hunter	2022	157,037